OPERATING LEASE COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Leases of Lessor Disclosure [Text Block]
6. OPERATING LEASE COMMITMENTS

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of June 30, 2014 are payable as follows:

Remaining 2014	$122,600

Year ending December 31, 2015	236,684

Year ending December 31, 2016	89,624

Total	$448,908

Rental expense of the Company was $48,318 and $96,665 for the three and six months ended June 30, 2014. Rental expense of the Company was $0 for both three and six months ended June 30, 2013.

7. OPERATING LEASE COMMITMENTS

The total future minimum lease payments under a non-cancellable operating lease with respect to the office and the dormitory as of December 31,2013 are payable as follows:

Year ending December 31, 2014	$193,238

Year ending December 31, 2015	184,726

Year ending December 31, 2016	89,581

Total	$467,545

Rental expense of the Company for the year ended December 31, 2013 and period from September 17 (inception) to December 31, 2012 was $79,116 and $0, respectively.